Supplement to the
Fidelity Freedom® Index Funds
Class W
May 28, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective August 1, 2016, Class W is renamed Institutional Premium Class. All references to Class W in the SAI have been replaced with Institutional Premium Class.

The following information replaces similar information on the front cover.

To obtain a free additional copy of the prospectus or SAI, dated May 28, 2016, or an annual report, please call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8455 (all other accounts) or visit the web site at www.401k.com (plan accounts) or www.fidelity.com (all other accounts).

The following information replaces similar information found in the "Distributions and Taxes" section.

Dividends. Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently. For all other accounts, a portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Unless your shares of a fund are held in a tax-advantaged retirement plan, each fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity® fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

The following table shows a fund's aggregate capital loss carryforward as of March 31, 2016, which is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited. Any applicable expiration dates are noted in the table.

Fund Name	Fidelity Freedom® Index 2010 Fund	Fidelity Freedom® Index Income Fund	Fidelity Freedom® Index 2025 Fund	Fidelity Freedom® Index 2015 Fund
Capital Loss Carryforward (CLC)	$280,853	$0	$9,669,330	$4,119,884
Total Non-Expiring CLC	$280,853	$0	$9,669,330	$4,119,884
Fund Name	Fidelity Freedom® Index 2020 Fund	Fidelity Freedom® Index 2050 Fund	Fidelity Freedom® Index 2030 Fund	Fidelity Freedom® Index 2055 Fund
Capital Loss Carryforward (CLC)	$12,505,090	$2,991,985	$15,680,864	$0
Total Non-Expiring CLC	$12,505,090	$2,991,985	$15,680,864	$0
Fund Name	Fidelity Freedom® Index 2045 Fund	Fidelity Freedom® Index 2035 Fund	Fidelity Freedom® Index 2040 Fund	Fidelity Freedom® Index 2005 Fund
Capital Loss Carryforward (CLC)	$4,241,906	$9,775,914	$9,773,230	$0
Total Non-Expiring CLC	$4,241,906	$9,775,914	$9,773,230	$0
Fund Name	Fidelity Freedom® Index 2060 Fund
Capital Loss Carryforward (CLC)	$0
Total Non-Expiring CLC	$0

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Fidelity Freedom® Index Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fidelity Freedom® Index Fund is suitable to their particular tax situation.

FRX-CWB-16-02 1.9866977.102	August 1, 2016

Supplement to the
Fidelity Freedom® Index Funds
May 28, 2016
Prospectus

Effective August 1, 2016, the class name for each Fidelity Freedom Index Fund was renamed "Investor Class."

The following information replaces similar information Fidelity Freedom® Index Income Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$105
10 years	$276

The following information replaces similar information Fidelity Freedom® Index 2005 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$105
10 years	$276

The following information replaces similar information Fidelity Freedom® Index 2010 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$105
10 years	$276

The following information replaces similar information Fidelity Freedom® Index 2015 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.08%
Total annual operating expenses(a)	0.23%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$102
10 years	$266

The following information replaces similar information Fidelity Freedom® Index 2020 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.08%
Total annual operating expenses(a)	0.23%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$102
10 years	$266

The following information replaces similar information Fidelity Freedom® Index 2025 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.08%
Total annual operating expenses(a)	0.23%
Fee waiver and/or expense reimbursement(b)	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$102
10 years	$266

The following information replaces similar information Fidelity Freedom® Index 2030 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$105
10 years	$276

The following information replaces similar information Fidelity Freedom® Index 2035 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$105
10 years	$276

The following information replaces similar information Fidelity Freedom® Index 2040 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$105
10 years	$276

The following information replaces similar information Fidelity Freedom® Index 2045 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$105
10 years	$276

The following information replaces similar information Fidelity Freedom® Index 2050 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$105
10 years	$276

The following information replaces similar information Fidelity Freedom® Index 2055 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$105
10 years	$276

The following information replaces similar information Fidelity Freedom® Index 2060 Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expenses(a)	0.24%
Fee waiver and/or expense reimbursement(b)	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

(b)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.15% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$15
3 years	$48
5 years	$105
10 years	$276

The following information replaces similar information found in each "Fund Summary" section under the heading "Purchase and Sale of Shares."

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares."

Buying Shares

Minimum Waivers

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information supplements information found in the "Shareholder Information" section.

Converting Shares

Each Fidelity Freedom® Index Fund will automatically convert your Investor Class shares of the fund to Institutional Premium shares, which are not offered through this prospectus, of the same Fidelity Freedom® Index Fund is available under your plan.

Each Fidelity Freedom® Index Fund may convert your Institutional Premium shares to Investor Class shares of the same Fidelity Freedom® Index Fund, if your plan is no longer eligible to offer Institutional Premium. Information on shares of each Fidelity Freedom Index Fund can be found in the applicable class’s prospectus. Investors will be notified in writing before any such conversion.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

FRX-16-02 1.923243.114	August 1, 2016

Supplement to the
Fidelity Freedom® Index Funds
May 28, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective August 1, 2016, the class name for each Fidelity® Freedom Index Fund was renamed "Investor Class".

FRXB-16-02 1.923244.108	August 1, 2016